LEASE	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Lease
LEASE

11. LEASE

AiXinZhonghong leases its office on a monthly basis. AiXinZhonghong also has operating leases for other sales locations under various operating lease arrangements. The leases have remaining lease terms of approximately 0.58 to 2.69 years.

Aixin Shangyan Hotel leases its hotel premises under an operating lease arrangement. The lease has a remaining lease term of approximately 0.25 years.

Aixintang Pharmacies lease retail pharmacy stores under operating lease arrangements, with remaining lease terms of 1.21 to 2.92 years.

Runcangsheng leases its office under an operating lease arrangement. The lease has a remaining lease term of approximately 0.25 years.

Balance sheet information related to the Company’s leases is presented below:

	September 30, 2023	December 31, 2022
Operating Leases
Operating lease right-of-use assets	$457,793	$999,285

Operating lease liabilities – current	$439,959	$883,583
Operating lease liability – non-current	158,069	194,725
Total operating lease liabilities	$598,028	$1,078,308

The following provides details of the Company’s lease expenses:

	Three Months Ended September 30,
	2023	2022
Operating lease expenses	$200,716	$183,051

	Nine Months Ended September 30,
	2023	2022
Operating lease expenses	$618,085	$632,496

Other information related to leases is presented below:

	Nine Months Ended September 30,
	2023	2022
Cash Paid for Amounts Included In Measurement of Liabilities:
Operating cash flows from operating leases	$500,056	525,979

Weighted Average Remaining Lease Term:
Operating leases	1.26 years	1.65 years

Weighted Average Discount Rate:
Operating leases	4.75%	4.75%

Maturities of lease liabilities were as follows:

For the year ending December 31:
2023 (excluding the nine months ended September 30, 2023)	$354,246
2024	130,992
2025	79,844
2026	36,366
2027	8,224
Thereafter	3,427
Total lease payments	613,099
Less: imputed interest	(15,071)
Total lease liabilities	598,028
Less: current portion	(439,959)
Lease liabilities – non-current portion	$158,069

11. LEASE

Concurrent with the completion of the sale of its rights to a portion of a building completed in 2019, the Company entered into an agreement to lease a portion of the building back from the buyer over a lease term of 2 years. The Company accounted for this lease as an operating lease right-of-use asset and a corresponding operating lease liability in accordance with the Lease Standard. As a result, $207,049 (RMB1,389,731) was recorded as operating lease right-of-use asset and lease liability on March 31, 2019 when the lease commenced based on a 4.75% discount factor. The lease agreement expired on March 31, 2021. Commencing in April, 2021, the Company continues to lease the office on a monthly basis.

The Company also has operating leases for other sales locations under various operating lease arrangements. The leases have remaining lease terms of approximately 0.41 to 3.44 years.

Aixin Shangyan Hotel leases its hotel premises under an operating lease arrangement. The lease has a remaining lease term of approximately 1.00 year.

Aixintang Pharmacies lease retail pharmacy stores under operating lease arrangements, with remaining lease terms of 0.37 to 3.67 years.

Balance sheet information related to the Company’s leases is presented below:

	December 31, 2022	December 31, 2021
Operating Leases
Operating lease right-of-use assets	$999,285	$2,049,775

Operating lease liabilities – current	$883,583	$848,230
Operating lease liability – non-current	194,725	1,138,710
Total operating lease liabilities	$1,078,308	$1,986,940

The following provides details of the Company’s lease expenses:

	Years Ended December 31,
	2022	2021
Operating lease expenses	$837,425	$411,607

Other information related to leases is presented below:

	Years Ended December 31,
	2022	2021
Cash Paid For Amounts Included In Measurement of Liabilities:
Operating cash flows from operating leases	$710,865	$473,508

Weighted Average Remaining Lease Term:
Operating leases	1.45 years	2.32 years

Weighted Average Discount Rate:
Operating leases	4.75%	4.75%

Maturities of lease liabilities were as follows:

For the year ending December 31:
2023	$899,044
2024	127,361
2025	53,196
2026	22,433
Total lease payments	1,102,034
Less: imputed interest	(23,726)
Total lease liabilities	1,078,308
Less: current portion	(883,583)
Lease liabilities – non-current portion	$194,725